LEASES (Tables)	12 Months Ended
Dec. 28, 2025
LEASES
Schedule of future minimum operating lease
YEAR	Lease Payments
2026	$403,939
2027	322,686
2028	219,824
2029	214,859
2030	215,034
Thereafter	347,669
Total future minimum lease payments	1,724,011
Less - interest	(155,563)
Present value of lease obligations	$1,568,448